Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020

(Unaudited)

PRINCIPAL AMOUNT		VALUE
	CONVERTIBLE AND NON-CONVERTIBLE NOTES - 18.5% of Net Assets
	Convertible Notes (Restricted) (a) – 0.1%
	United States – 0.1%
$739,707	Rainier Therapeutics, Inc. Promissory Notes, 8.00% due 03/31/21	$330,811
	Total Convertible Notes	330,811
	Non-Convertible Notes – 18.4%
	France – 0.7%
2,600,000	Sanofi, 3.63% due 06/19/28	3,026,745

	Ireland – 0.6%
516,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50% due 07/31/27 (b)	575,985
789,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00% due 06/30/28 (b)	670,650
1,500,000	Shire Acquisitions Investments Ireland DAC, 3.20% due 09/23/26	1,678,026
		2,924,661
	United Kingdom – 1.3%
5,000,000	AstraZeneca plc, 3.38% due 11/16/25	5,612,678

	United States – 15.8%
3,200,000	AbbVie, Inc., 4.50% due 05/14/35	4,019,438
1,400,000	Allergan Sales LLC, 5.00% due 12/15/21 (b)	1,435,100
2,000,000	Amgen, Inc., 3.63% due 05/22/24	2,195,327
831,000	Baxalta, Inc., 4.00% due 06/23/25	938,612
1,200,000	Becton, Dickinson and Co., 3.73% due 12/15/24	1,330,423
560,000	Biogen, Inc., 3.63% due 09/15/22	590,377
1,400,000	Bristol-Myers Squibb Co., 3.40% due 07/26/29	1,629,825
2,785,000	Cigna Corp., 3.50% due 06/15/24	3,042,919
191,000	CVS Health Corp., 3.70% due 03/09/23	204,335
4,000,000	EMD Finance LLC, 3.25% due 03/19/25 (b)	4,382,000
2,000,000	GlaxoSmithKline Capital, Inc., 2.80% due 03/18/23	2,105,956
1,400,000	GlaxoSmithKline Capital plc, 3.00% due 06/01/24	1,508,471
1,000,000	GlaxoSmithKline Capital plc, 3.38% due 06/01/29	1,152,509
1,000,000	HCA, Inc., 5.88% due 05/01/23	1,098,750
1,250,000	HCA, Inc., 5.38% due 02/01/25	1,405,663
600,000	HCA, Inc., 5.25% due 04/15/25	700,609
2,630,000	Healthpeak Properties, Inc., 4.20% due 03/01/24	2,886,630
4,300,000	Johnson & Johnson, 2.45% due 03/01/26	4,677,849
1,400,000	Johnson & Johnson, 2.90% due 01/15/28	1,579,603
1,400,000	Laboratory Corporation of America Holdings, 3.60% due 02/01/25	1,546,942
4,000,000	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.50% due 04/15/25 (b)	1,380,000
1,200,000	McKesson Corp., 3.80% due 03/15/24	1,317,090
1,675,000	Medtronic, Inc., 4.38% due 03/15/35	2,255,548
1,400,000	Merck & Co., Inc., 2.80% due 05/18/23	1,484,666
1,463,000	Merck & Co., Inc., 2.75% due 02/10/25	1,589,283
2,115,000	Novartis Capital Corp., 3.40% due 05/06/24	2,320,169
193,000	Par Pharmaceutical, Inc., 7.50% due 04/01/27 (b)	209,405

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020

(Unaudited, continued)

PRINCIPAL AMOUNT		VALUE
	United States – continued
$5,300,000	Pfizer, Inc., 3.45% due 03/15/29	$6,194,498
1,750,000	Senior Housing Properties Trust, 4.75% due 05/01/24	1,797,407
1,500,000	Tenet Healthcare Corp., 6.75% due 06/15/23	1,608,750
1,400,000	Thermo Fisher Scientific, Inc., 3.20% due 08/15/27	1,573,681
1,400,000	UnitedHealth Group, Inc., 2.88% due 12/15/21	1,433,812
2,560,000	UnitedHealth Group, Inc., 3.88% due 12/15/28	3,070,053
5,000,000	Zimmer Biomet Holdings, Inc., 4.25% due 08/15/35	5,647,241
		70,312,941
	Total Non-Convertible Notes	81,877,025
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $76,955,090)	82,207,836

SHARES		VALUE
	CONVERTIBLE PREFERRED AND WARRANTS (Restricted) (a) (c) - 2.5% of Net Assets
	France – 0.8%
131,952	Dynacure Series C	3,420,646
	Ireland – 0.1%
52,267	Priothera Ltd. Series A, 6.00%	638,520
	Switzerland – 0.3%
151,333	Oculis SA, Series B2, 6.00%	1,423,245
	United States – 1.3%
569,453	Decipher Biosciences, Inc. Series II, 8.00%	2,659,345
566,122	Decipher Biosciences, Inc. Series III, 8.00%	2,643,790
43,781	Decipher Biosciences, Inc. Series IV, 8.00%	204,457
87,650	IO Light Holdings, Inc. Series A2	337,514
1,307,690	Rainier Therapeutics, Inc. Series A, 6.00%	131
757,575	Rainier Therapeutics, Inc. Series B, 6.00%	76
		5,845,313
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $10,115,003)	11,327,724

	COMMON STOCKS AND WARRANTS - 105.3% of Net Assets
	Australia – 1.9%
38,719	CSL Ltd.	8,453,040
	Denmark – 2.0%
4,825	Genmab A/S (c)	1,950,623
81,867	MorphoSys AG (c) (d)	2,320,111
64,906	Novo Nordisk A/S (d) (e)	4,533,684
		8,804,418
	France – 1.1%
11,955	Cellectis S.A. (c) (d)	323,502
137,734	Innate Pharma S.A. (c)	582,526

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020

(Unaudited, continued)

SHARES		VALUE
	France – continued
81,554	Sanofi (d)	$3,962,709
		4,868,737
	Germany – 1.7%
131,684	Bayer AG	7,746,780

	Ireland– 4.7%
138,511	Avadel Pharmaceuticals plc (c) (d)	925,254
36,963	Endo International plc (c)	265,394
32,980	Mallinckrodt plc (c)	6,629
118,608	Medtronic plc (e)	13,893,741
15,882	Perrigo Co. plc	710,243
26,505	STERIS plc	5,023,758
		20,825,019
	Israel – 0.3%
125,481	Teva Pharmaceutical Industries Ltd. (c) (d) (e)	1,210,892

	Japan – 4.9%
88,837	Astellas Pharma, Inc.	1,371,422
108,150	Daiichi Sankyo Co., Ltd.	3,702,584
13,660	Eisai Co., Ltd.	975,270
19,364	Hoya Corp.	2,676,135
57,880	Olympus Corp.	1,264,890
22,660	Ono Pharmaceutical Co., Ltd.	682,071
41,616	Otsuka Holdings Co., Ltd.	1,780,635
15,413	Shionogi & Co., Ltd	841,143
112,512	Sosei Group Corp. (c)	1,961,373
7,430	Sysmex Corp.	892,276
210,146	Takeda Pharmaceutic (c) (d)	3,824,657
19,200	Takeda Pharmaceuticals Co., Ltd.	698,233
34,576	Terumo Corp.	1,443,918
		22,114,607
	Netherlands – 1.0%
4,333	Argenx SE (c) (d) (e)	1,274,292
56,927	Koninklijke Philips N.V.	3,083,736
		4,358,028
	Spain – 0.2%
47,373	Grifols, S.A. (d)	873,558

	Switzerland – 9.5%
31,286	Alcon, Inc. (c) (e)	2,064,250
5,773	Lonza Group AG	3,709,118
144,525	Novartis AG (d) (e)	13,647,496
521,988	Roche Holding AG (d)	22,883,954
		42,304,818
	United Kingdom – 5.5%
344,333	AstraZeneca plc (d) (e)	17,213,207
99,560	Smith & Nephew plc (d)	4,198,445
436,105	Verona Pharma plc (c) (d)	3,052,735

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020

(Unaudited, continued)

SHARES		VALUE
	United Kingdom – continued
513,192	Verona Pharma plc Warrants (expiration 04/27/22, exercise price $2.83) (a) (c)	$29,545
		24,493,932
	United States – 72.5%
63,722	Abbott Laboratories	6,976,922
195,988	AbbVie, Inc.	21,000,114
12,900	Agilent Technologies, Inc.	1,528,521
41,191	Alexion Pharmaceuticals, Inc. (c) (e)	6,435,682
3,039	Align Technology, Inc. (c)	1,623,981
28,276	Amgen, Inc.	6,501,218
5,181	Anthem, Inc.	1,663,567
318,362	Ardelyx, Inc. (c)	2,059,802
62,815	Atreca, Inc. (c)	1,014,462
101,412	Bausch Health Cos., Inc. (c) (e)	2,109,370
35,156	Becton, Dickinson and Co. (e)	8,796,734
15,476	Biogen, Inc. (c)	3,789,453
78,577	Boston Scientific Corp. (c) (e)	2,824,843
209,495	Bristol-Myers Squibb Co. (e)	12,994,975
71,400	Bristol-Myers Squibb Co., CVR 03/31/21 (c) (f)	49,273
7,053	Celldex Therapeutics, Inc. (c)	123,569
16,855	Centene Corp. (c) (e)	1,011,806
31,054	Cigna Corp.	6,464,822
8,700	Community Health Systems, Inc. (c)	64,641
14,900	Community Healthcare Trust Inc.	701,939
48,874	CVS Health Corp.	3,338,094
46,068	Danaher Corp. (e)	10,233,546
96,762	DENTSPLY Sirona, Inc.	5,066,458
14,569	DexCom, Inc. (c) (e)	5,386,451
63,841	Diversified Healthcare Trust REIT	263,025
41,628	Edwards Lifesciences Corp. (c) (e)	3,797,722
57,207	Eli Lilly & Co.	9,658,830
4,325	Five Star Senior Living, Inc. (c)	29,843
187,532	Galera Therapeutics, Inc. (c)	1,918,452
36,198	Gilead Sciences, Inc.	2,108,895
143,229	Global Medical REIT Inc.	1,870,571
42,385	HCA Healthcare, Inc. (e)	6,970,637
92,654	Healthcare Realty Trust Inc.	2,742,558
56,913	Healthcare Trust of America, Inc.	1,567,384
83,601	Healthpeak Properties, Inc.	2,527,258
4,217	Hologic, Inc. (c)	307,124
24,981	Humana, Inc. (e)	10,248,955
5,643	IDEXX Laboratories, Inc. (c) (e)	2,820,766
8,908	Illumina, Inc. (c)	3,295,960
11,108	Incyte Corp. (c)	966,174
6,885	Intuitive Surgical, Inc. (c)	5,632,618
18,579	IQVIA Holdings, Inc. (c) (e)	3,328,799
143,053	Johnson & Johnson	22,513,681
21,542	Laboratory Corporation of America Holdings (c) (e)	4,384,874
46,903	LTC Properties, Inc.	1,824,996

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020

(Unaudited, continued)

SHARES		VALUE
	United States – continued
30,587	McKesson Corp. (e)	$5,319,691
145,186	Medical Properties Trust, Inc.	3,163,603
166,910	Merck & Co., Inc.	13,653,238
3,150	Mettler-Toledo International, Inc. (c)	3,589,992
9,338	Molina Healthcare, Inc. (c) (e)	1,986,006
4,442	National Health Investors, Inc.	307,253
1,002	Nektar Therapeutics (c)	17,034
96,025	New Senior Investment Group, Inc.	497,410
71,075	Omega Healthcare Investors, Inc.	2,581,444
40,906	Owens & Minor, Inc	1,106,507
8,245	PerkinElmer, Inc.	1,183,158
194,296	Pfizer, Inc. (e)	7,152,036
168,741	Physicians Realty Trust	3,003,590
24,126	Quest Diagnostics, Inc.	2,875,095
9,360	Regeneron Pharmaceuticals, Inc. (c) (e)	4,521,910
36,611	ResMed, Inc. (e)	7,782,034
90,781	Sabra Health Care REIT, Inc.	1,576,866
32,395	Stryker Corp. (e)	7,938,071
11,318	Teladoc Health, Inc. (c) (e)	2,263,147
4,097	Teleflex, Inc.	1,686,202
24,427	Thermo Fisher Scientific, Inc. (e)	11,377,608
45,731	UnitedHealth Group, Inc.	16,036,947
8,183	Universal Health Realty Income Trust	525,921
51,692	Ventas, Inc.	2,534,976
11,078	Vertex Pharmaceuticals, Inc. (c)	2,618,175
13,400	Viatris, Inc. (c) (e)	251,116
19,445	Waters Corp. (c) (e)	4,811,082
41,484	Welltower, Inc.	2,680,696
44,393	Zimmer Biomet Holdings, Inc. (e)	6,840,517
18,783	Zoetis, Inc.	3,108,587
		323,529,277
	TOTAL COMMON STOCKS AND WARRANTS (Cost $432,498,764)	469,583,106

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT - 0.5% of Net Assets
$2,306,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $2,306,000, 0.00%, dated 12/31/20, due 01/04/21 (collateralized by U.S. Treasury Notes 2.38% due 03/15/22, market value $2,352,173)	2,306,000
	TOTAL SHORT-TERM INVESTMENT (Cost $2,306,000)	2,306,000

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020

(Unaudited, continued)

NUMBER OF CONTRACTS (100 SHARES EACH)/ NOTIONAL AMOUNT ($)		VALUE
	OPTION CONTRACTS WRITTEN - (0.1)% of Net Assets
	Call Option Contracts Written - (0.1)%
28/(182,000)	Alcon, Inc. Jan21 65 Call	$(5,880)
71/(923,000)	Alexion Pharmaceuticals, Inc. Jan21 130 Call	(180,340)
6/(186,000)	Argenx SE Jan21 310 Call	(3,330)
497/(2,733,500)	AstraZeneca plc Jan21 55 Call	(6,461)
173/(346,000)	Bausch Health Cos., Inc. Jan21 20 Call	(20,414)
17/(425,000)	Becton, Dickinson and Co. Jan21 250 Call	(8,449)
100/(360,000)	Boston Scientific Corp. Jan21 36 Call	(8,800)
89/(578,500)	Bristol-Myers Squibb Co. Jan21 65 Call	(2,937)
33/(222,750)	Centene Corp. Jan21 67.5 Call	(297)
67/(1,541,000)	Danaher Corp. Jan21 230 Call	(10,854)
21/(798,000)	DexCom, Inc. Jan21 380 Call	(20,328)
45/(390,015)	Edwards Lifesciences Corp. Jan21 86.67 Call	(22,500)
28/(448,000)	HCA Healthcare, Inc. Jan21 160 Call	(20,720)
12/(510,000)	Humana, Inc. Jan21 425 Call	(5,220)
6/(300,000)	IDEXX Laboratories, Inc. Jan21 500 Call	(7,470)
20/(350,000)	IQVIA Holdings, Inc. Jan21 175 Call	(13,000)
20/(420,000)	Laboratory Corporation of America Holdings Jan21 210 Call	(2,800)
11/(209,000)	McKesson Corp. Jan21 190 Call	(363)
115/(1,322,500)	Medtronic plc Jan21 115 Call	(40,250)
9/(207,000)	Molina Healthcare, Inc. Jan21 230 Call	(1,755)
83/(767,750)	Novartis AG Jan21 92.5 Call	(19,920)
165/(1,155,000)	Novo Nordisk A/S Jan21 70 Call	(18,150)
682/(3,410,000)	Pfizer, Inc. Jan21 50 Call	(1,364)
9/(486,000)	Regeneron Pharmaceuticals, Inc. Jan21 540 Call	(990)
17/(374,000)	Resmed, Inc. Jan21 220 Call	(2,975)
15/(360,000)	Stryker Corp. Jan21 240 Call	(12,375)
6/(132,000)	Teladoc Health, Inc. Jan21 220 Call	(1,296)
201/(221,100)	Teva Pharmaceutical Industries Ltd. Jan21 11 Call	(1,809)
13/(650,000)	Thermo Fisher Scientific, Inc. Jan21 500 Call	(1,235)
134/(234,500)	Viatris, Inc. Jan21 17.5 Call	(19,296)
9/(216,000)	Waters Corp. Jan21 240 Call	(9,630)
19/(294,500)	Zimmer Biomet Holdings, Inc. Jan21 155 Call	(5,700)
	TOTAL OPTION CONTRACTS WRITTEN (Premiums Received ($431,384))	(476,908)
	TOTAL INVESTMENTS - 126.7% (Cost $521,443,473)	564,947,758
	OTHER LIABILITIES IN EXCESS OF ASSETS - (26.7)%	(118,958,750)
	NET ASSETS - 100%	$445,989,008

(a)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	American Depository Receipt
(e)	A portion of security is pledged as collateral for call options written.
(f)	Contingent Value Right

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020

(Unaudited, continued)

The following forward contracts were held as of December 31, 2020

Description	Counterparty	Settlement Date	Currency		Settlement Value (in USD)	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Australian Dollar	Goldman Sachs Bank	01/29/21	4,572,304	AUD	$3,464,590	$3,525,999	$(61,409)
British Pound	Goldman Sachs Bank	01/29/21	9,626,100	GBP	12,960,297	13,166,258	(205,961)
Danish Krone	Goldman Sachs Bank	01/29/21	29,768,166	DKK	4,891,237	4,888,983	2,254
Euro	Goldman Sachs Bank	01/29/21	11,686,116	EUR	14,283,508	14,284,729	(1,221)
Israeli Sheqel	Goldman Sachs Bank	01/29/21	4,457,647	ILS	1,383,847	1,387,774	(3,927)
Japanese Yen	Goldman Sachs Bank	01/29/21	1,203,463,586	JPY	11,601,180	11,658,714	(57,534)
Swiss Franc	Goldman Sachs Bank	01/29/21	16,552,450	CHF	18,624,626	18,710,865	(86,239)
						$67,623,322	$(414,037)

The accompanying notes are an integral part of this Schedule of Investments.

Tekla World Healthcare Fund

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2020

(Unaudited, continued)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Fund holds securities, currencies and other assets that are denominated in a foreign currency. The Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Puts and calls generally are valued at the close of regular trading on the securities or commodities exchange on which they are primarily traded. Options on securities generally are valued at their last sale price in the case of exchange traded options or, in the case of OTC-traded options, the average of the last sale price as obtained from two or more dealers unless there is only one dealer, in which case that dealer’s price is used. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing forward exchange rates. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At December 31, 2020, the cost of securities for Federal income tax purposes was $521,806,298. The net unrealized gain on securities held by the Fund was $43,141,460, including gross unrealized gain of $87,628,987 and gross unrealized loss of $44,487,527.

Forward Contracts

Forward contracts involve the purchase or sale of a specific quantity of a commodity, government security, foreign currency, or other asset at a specified price, with delivery and settlement at a specified future date. Because it is a completed contract, a purchase forward contract can be a cover for the sale of a futures contract. The Fund may enter into forward contracts for hedging purposes and non-hedging purposes (i.e., to increase returns). Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Tekla World Healthcare Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2020

(continued)

For the period ended December 31, 2020, there were no transfers between the levels.

The following is a summary of the levels used as of December 31, 2020 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Notes
United States	$-	$-	$330,811	$330,811
Non-convertible Notes
France	-	3,026,745	-	3,026,745
Ireland	-	2,924,661	-	2,924,661
United Kingdom	-	5,612,678	-	5,612,678
United States	-	70,312,941	-	70,312,941
Convertible Preferred and Warrants
France	-	-	3,420,646	3,420,646
Ireland	-	-	638,520	638,520
Switzerland	-	-	1,423,245	1,423,245
United States	-	-	5,845,313	5,845,313
Common Stocks and Warrants
Australia	8,453,040	-	-	8,453,040
Denmark	8,804,418	-	-	8,804,418
France	4,868,737	-	-	4,868,737
Germany	7,746,780	-	-	7,746,780
Ireland	20,825,019	-	-	20,825,019
Israel	1,210,892	-	-	1,210,892
Japan	22,114,607	-	-	22,114,607
Netherlands	4,358,028	-	-	4,358,028
Spain	873,558	-	-	873,558
Switzerland	42,304,818	-	-	42,304,818
United Kingdom	24,464,387	-	29,545	24,493,932
United States	323,529,277	-	-	323,529,277
Short-term Investment	-	2,306,000	-	2,306,000
Total	$469,553,561	$84,183,025	$11,688,080	$565,424,666

Other Financial Instruments
Assets
Forward Currency Contracts	$-	$2,254	$-	$2,254
Liabilities
Options Contracts Written	$(476,908)	-	-	(476,908)
Forward Currency Contracts	-	(416,291)	-	(416,291)
Total	$(476,908)	$(414,037)	$-	$(890,945)

Tekla World Healthcare Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2020

(continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Balance as of September 30, 2020	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of December 31, 2020
Convertible Notes
United States	$334,708	$(3,897)	$0	$0	$0	$330,811
Convertible Preferred and Warrants
France	1,969,726	134,347	1,316,573	0	0	3,420,646
Ireland	0	23,520	615,000	0	0	638,520
Switzerland	1,368,002	55,243	0	0	0	1,423,245
United States	2,898,102	2,947,138	73	0	0	5,845,313
Common Stocks and Warrants
United Kingdom	68,537	(38,992)	0	0	0	29,545
Total	$6,639,075	$3,117,359	$1,931,646	$0	$0	$11,688,080

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2020 $3,117,359

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at December 31,2020	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stock and Warrants	$29,545	Income approach, Black-Scholes	Discount for lack of marketability	20.00% (20.00%)
Convertible Preferred and Warrants	41,696	Probability adjusted value	Probability of events Timing of events	20.00% (20.00%) 0.50 (0.50) years
	1,423,452	Market approach	(a)	N/A
	9,862,576	Recent transaction	(b)	N/A
Convertible Notes	330,811	Probability adjusted value	Probability of events Timing of events	0.00%-99.00% (35.29%) 0.25-14.50 (2.46) years
	$11,688,080

(a)	There is no quantitative information to provide as this method of measure is investment specific.
(b)	The valuation technique used as a basis to approximate fair value of these investments is based on subsequent financing rounds.

Tekla World Healthcare Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2020

(continued)

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 10% or less of Managed Assets. The value of these securities represented 2% of the Fund’s Managed Assets at December 31, 2020.

At December 31, 2020, the Fund had commitments of $2,077,983 relating to additional investments in two private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2020. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit		Value
Decipher Biosciences, Inc.
Series II Cvt. Pfd	03/29/19		$2,638,089	$4.67		$2,659,345
Series III Cvt. Pfd	03/29/19		596,983	4.67		2,643,790
Series IV Cvt. Pfd	05/14/20		95,051	4.67		204,457
Dynacure Series C Cvt. Pfd	04/21/20		3,141,483	25.92		3,420,646
IO Light Holdings, Inc.Series A2 Cvt. Pfd	04/30/20	†	336,881	3.85		337,514
Oculis SA, Series B2 Cvt. Pfd	01/16/19		1,274,010	9.40		1,423,245
Priothera Ltd. Series A Cvt. Pfd	10/07/20		615,000	12.22		638,520
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	01/19/16, 10/24/16		850,737	0.00	††	131
Series B Cvt. Pfd	03/03/17		566,769	0.00	††	76
Cvt. Promissory Notes	01/30/19		214,964	0.00		0
Cvt. Promissory Notes	03/28/19		214,965	0.00		0
Cvt. Promissory Notes	07/16/19		247,786	106.79		264,602
Cvt. Promissory Notes	10/07/19		62,001	106.79		66,209
			$10,854,719			$11,658,535

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as part of a corporate action for a previously owned security.
††	Carrying value per unit is greater than $0.00 but less than $0.01.